Regulatory Capital and Capital Adequacy Ratios (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 Basel I USD ($)	Mar. 31, 2011 Basel I INR	Mar. 31, 2010 Basel I INR	Mar. 31, 2009 Basel I	Mar. 31, 2011 Basel II USD ($)	Mar. 31, 2011 Basel II INR	Mar. 31, 2010 Basel II INR	Mar. 31, 2009 Basel II
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital	$ 5,336.9	237,704.1	205,488.5		$ 5,325.2	237,183.5	205,488.5
Tier 2 capital	1,738.6	77,438.1	64,919.4		1,738.6	77,438.1	64,919.4
Total capital	7,075.5	315,142.2	270,407.9		7,063.8	314,621.6	270,407.9
Total risk- weighted assets and contingents	$ 46,187.8	2,057,206.2	1,643,327.7		$ 43,547.4	1,939,602.6	1,549,830.1
Capital ratios of the Bank:
Tier 1	11.56%	11.56%	12.50%		12.23%	12.23%	13.26%
Total capital	15.32%	15.32%	16.45%		16.22%	16.22%	17.44%
Minimum capital ratios required by the RBI:
Tier 1	4.50%	4.50%	4.50%		6.00%	6.00%	6.00%	6.00%
Total capital	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%